FORM 13F COVER PAGE

Report for the Quarter Ended March 31, 1999

Investment Manager Filing this Report:

Name:     Steven Charles Capital, Ltd.
Address:  One First Federal Plaza, Suite 1500
          Rochester, NY  14614-1917

13F File Number:  028-06415

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Martha Jo Pulver
Title:    Vice President/Chief Compliance Officer
Phone:    716-325-1870

Signature, Place and Date of Signing:

  Martha Jo Pulver  Rochester, NY   March 22, 2001

Report Type:

[ X ]  13F HOLDINGS REPORT
[   ]  13F NOTICE
[   ]  13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     50

Form 13F Information Table Value Total:     $125,402

List of Other Included Managers:            NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner, Inc.          COM              00184A105      470     3200 SH       SOLE                     3200
Abbott Laboratories            COM              002824100     2695    57560 SH       SOLE                    57560
Allied-Signal Inc.             COM              019512102     3804    77340 SH       SOLE                    77340
American Electric Power, Inc.  COM              025537101      254     6400 SH       SOLE                     6400
American Express Co.           COM              025816109     5568    47290 SH       SOLE                    47290
American Home Products         COM              026609107      507     7775 SH       SOLE                     7775
Amgen, Inc.                    COM              031162100      206     2750 SH       SOLE                     2750
Applied Materials, Inc.        COM              038222105     8139   131934 SH       SOLE                   131934
AptarGroup, Inc.               COM              038336103     2829   108820 SH       SOLE                   108820
Becton Dickinson & Co.         COM              075887109     3084    80496 SH       SOLE                    80496
Berkshire Hathaway Cl. B       COM              084670207     4011     1706 SH       SOLE                     1706
Borg-Warner Automotive, Inc.   COM              099724106      202     4225 SH       SOLE                     4225
Bristol-Myers Squibb Co.       COM              110122108      449     7000 SH       SOLE                     7000
Campbell Soup Co.              COM              134429109      366     9000 SH       SOLE                     9000
Central Newspapers, Inc. Cl. A COM              154647101      825    26510 SH       SOLE                    26510
Cisco Systems, Inc.            COM              17275R102     6124    55897 SH       SOLE                    55897
Coca-Cola Co.                  COM              191216100     5068    82580 SH       SOLE                    82580
Cognex Corp.                   COM              192422103     4373   184630 SH       SOLE                   184630
Colgate-Palmolive Co.          COM              194162103      488     5300 SH       SOLE                     5300
Eastman Kodak Co.              COM              277461109      361     5655 SH       SOLE                     5655
Federal Home Loan Mortgage Cor COM              313400301     4504    78586 SH       SOLE                    78586
Federal National Mortgage Asso COM              313586109      388     5600 SH       SOLE                     5600
GPU, Inc. (prev. Gen'l Public  COM              36225X100      287     7700 SH       SOLE                     7700
Gannett Co., Inc.              COM              364730101     2051    32557 SH       SOLE                    32557
General Electric Co.           COM              369604103     4466    40371 SH       SOLE                    40371
General Motors Corp.           COM              370442105     4127    47436 SH       SOLE                    47436
Gillette Co.                   COM              375766102     6083   102335 SH       SOLE                   102335
Greenpoint Financial Corp.     COM              395384100     3572   102801 SH       SOLE                   102801
Harley-Davidson, Inc.          COM              412822108     5603    97650 SH       SOLE                    97650
IDEX Corp.                     COM              45167R104     2327    98743 SH       SOLE                    98743
Intel Corp.                    COM              458140100     5539    46597 SH       SOLE                    46597
International Business Machine COM              459200101      332     1874 SH       SOLE                     1874
Johnson & Johnson, Inc.        COM              478160104     4642    49645 SH       SOLE                    49645
Kimberly-Clark Corp.           COM              494368103      242     5040 SH       SOLE                     5040
Lear Corp.                     COM              521865105     3798    88965 SH       SOLE                    88965
Mattel, Inc.                   COM              577081102     3936   157821 SH       SOLE                   157821
McDonalds Corp.                COM              580135101      473    10436 SH       SOLE                    10436
Microsoft Corp.                COM              594918104      580     6476 SH       SOLE                     6476
Network Associates, Inc.       COM              640938106     3735   121696 SH       SOLE                   121696
Novartis AG ADR (prev. Sandoz  COM              66987V109      511     6300 SH       SOLE                     6300
Paychex, Inc.                  COM              704326107      373     7870 SH       SOLE                     7870
Service Corp. Int'l            COM              817565104     2871   201475 SH       SOLE                   201475
Starbucks Corp.                COM              855244109      317    11300 SH       SOLE                    11300
Symbol Technologies, Inc.      COM              871508107     1969    43762 SH       SOLE                    43762
Sysco Corp.                    COM              871829107     3326   126390 SH       SOLE                   126390
United Technologies Corp.      COM              913017109     4478    33065 SH       SOLE                    33065
Walt Disney Co.                COM              254687106     3174   101985 SH       SOLE                   101985
Warner-Lambert Co.             COM              934488107      596     9000 SH       SOLE                     9000
Wrigley, (Wm.) Jr. Co.         COM              982526105     1016    11235 SH       SOLE                    11235
Xerox Corp.                    COM              984121103      262     5029 SH       SOLE                     5029